Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
NET INCOME/(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2020	2021	2022
Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$(54,975)	$69,274	$(17,343)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, basic	(31,137)	858,451	0
Net income/(loss) attributable to Sohu.com Limited, basic	(86,112)	927,725	(17,343)
Effect of dilutive securities:
Incremental dilution from Changyou	(392)	0	0
Incremental dilution from Sogou	0	(20)	0
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	(55,367)	69,274	(17,343)
Net income/(loss) from discontinued operations attributable to Sohu.com Limited, diluted	(31,137)	858,431	0

Net income/(loss) attributable to Sohu.com Limited, diluted	$(86,504)	$927,705	$(17,343)

Denominator:
Weighted average basic ordinary shares outstanding	39,452	39,501	34,945
Effect of dilutive securities:
Share options and restricted share units	0	0	0

Weighted average diluted ordinary shares outstanding	$39,452	$39,501	$34,945

Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(1.39)	$1.75	$(0.50)
Discontinued operations	(0.79)	21.74	0

Net income/(loss) per share	(2.18)	23.49	(0.50)

Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$(1.40)	$1.75	$(0.50)
Discontinued operations	(0.79)	21.74	0

Net income/(loss) per share	(2.19)	23.49	(0.50)